Financial Instruments and Hedging Activities - Activity of Derivative Instruments (Details) - Derivatives Not Designated as Hedges - Other income, net - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Foreign currency contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income	$ (16,275)	$ (2,404)	$ 2,182
Security price guarantees
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income	$ (204)	$ (4,358)	$ (6,603)